Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Summary of Information About Provisions

	Restoration 1 US$m	Employee benefits US$m	Other US$m	Total US$m

Year ended 31 December 2024

At 1 January 2024	7,154	522	281	7,957

Acquisitions through business combination and asset acquisitions 2	16	104	48	168

Change in provision	(936)	28	37	(871)

Unwinding of present value discount	292	-	1	293

Carrying amount at 31 December 2024	6,526	654	367	7,547

Current	753	402	167	1,322

Non-current	5,773	252	200	6,225

Net carrying amount	6,526	654	367	7,547

Year ended 31 December 2023

At 1 January 2023	6,253	517	409	7,179

Change in provision	664	5	(128)	541

Unwinding of present value discount	237	-	-	237

Carrying amount at 31 December 2023	7,154	522	281	7,957

Current	1,011	351	144	1,506

Non-current	6,143	171	137	6,451

Net carrying amount	7,154	522	281	7,957

1.
2
024 change in provision is due to provisions used of
$887
million, changes in macroeconomic factors
increasing the provisions by
$647 million, offset by changes in estimates of $598
 million. Changes in estimates are due to
new activities, revisions to cost and removal scope assumptions
 and
rate changes supported by most recent estimates
and
benchmarks.

2.	Refer to Note B.5 for details of business combination and Note B.7 for details of asset acquisitions.